Segment Reporting - Business Profit Or Loss Segments (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Segments Profit Or Loss [Line Items]
Interest And Other Income of Business Segments	$ 66,288,027	$ 48,817,686	$ 36,542,676
Fee And Commission Income Of Business Segments	8,178,542	10,880,863	9,060,625
Gains (Losses) On Financial Assets And Liabilities At Fair Value Through Profit Or Loss, Net	11,462,033	178,204	6,709,089
Gains (Losses) On Derecognition Of Financial Assets Not Measured At Fair Value Through Profit Or Loss	(59,405)	(210,350)	18,434
Exchange Differences, Net	10,302,892	9,982,224	5,195,194
Other Operating Income	8,801,349	3,241,213	2,989,237
Operating Income Before Derecognition Of Financial Assets	104,973,438	72,889,840	60,515,255
Impairment Loss On Financial Assets	15,752,414	5,897,990	3,888,609
Subtotal Net Operating Profit	89,221,024	66,991,850	56,626,646
Operating Expense	(51,039,228)	(45,296,285)	(43,699,389)
Share Of Profit Of Equity Accounted Investees	128,119	488,453	520,435
Loss On Net Monetary Position	(20,213,528)	(17,927,987)	(9,475,736)
Subtotal Profit Before Tax	18,096,387	4,256,031	3,971,956
Income Tax Expense	2,072,167	6,670,742	1,111,427	$ 555,002	$ 647,945	$ 264,257
PROFIT (LOSS) FOR THE YEAR	16,024,220	(2,414,711)	2,860,529
Profit (Loss) Attributable To owners Of The Bank	16,027,533	(2,291,690)	2,928,692
Profit (Loss) Attributable To Non-controlling Interests	$ (3,313)	$ (123,021)	$ (68,163)